Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for Mr. Dibowitz(1)	Compensation actually paid to Mr. Dibowitz(2)	Summary compensation table total for Mr. Burke(1)	Compensation actually paid to Mr. Burke(2)	Average summary compensation table total for non-PEO NEOs(1)(3)	Average compensation actually paid to non-PEO NEOs(3)(4)	Value of initial fixed $100 investment based on:		Net income (loss) (millions) (7)	Stock Price (8)
							Total shareholder return(5)	Peer group total shareholder return(6)
2023	6,287,972	1,905,370	—	—	2,435,185	1,749,754	289.30	168.40	866.8	68.57
2022	2,312,047	29,557,102	—	—	2,678,633	5,707,378	285.30	160.70	181.8	67.62
2021	15,419,099	18,405,019	18,487,913	7,600,866	4,949,709	3,779,743	151.90	96.50	(4,487.4)	36.00
2020	—	—	7,567,090	2,677,182	4,339,194	3,744,156	N/A	N/A	(4,857.6)	N/A

Company Selected Measure Name	The company-selected measure is our stock price on the last trading day of each respective year. Our common shares began trading on NYSE on May 3, 2021, following our emergence from Chapter 11.
Named Executive Officers, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to our PEO for each applicable year, as computed in accordance Non-PEO NEOs included for 2022 are Messrs. Weber, Luca, Lyne, Vukadin and Gibbins. Non-PEO NEOs included for 2021 are Messrs. Luca, Gibbins, Jonathan Baksht (our former Executive Vice President and Chief Financial Officer), and Alan Quintero (our Former Senior Vice President, Business Development). Non-PEO NEOs included for 2020 are Mr. Baksht, Michael McGuinty (our former Senior Vice President, General Counsel and Secretary) and Carl G. Trowell (our former Executive Chairman).
Peer Group Issuers, Footnote	The peer group used for this purpose is the Dow Jones U.S. Select Oil Equipment & Services Index.
Adjustment To PEO Compensation, Footnote	with Item 402(v) of Regulation S-K. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2023 compensation actually paid:

Anton Dibowitz
2023
"Total" as reported in Summary Compensation Table ("SCT")	6,287,972
Less, fair value of equity awards granted during the year as reported in the "Share Awards" column in SCT	(4,314,482)
Plus, fair value at year-end of outstanding and unvested equity awards granted in the year	4,263,773
Plus, change in fair value (whether positive or negative) from prior year-end to vesting date for awards granted in prior years that vested during the year	121,675
Plus, change in fair value (whether positive or negative) from prior year-end to current year-end for awards granted in prior years that were unvested at end of year(a)	(4,453,568)
Less, prior year-end fair value of awards forfeited in year	—
Compensation Actually Paid to PEO	1,905,370
(a)This decrease in fair value primarily relates to a reduction in the probability of achieving a maximum payout with regard to the Share Price PSUs at December 31, 2023 as compared to December 31, 2022. The fair value of those awards was derived at both dates using a Monte Carlo simulation, which reflected a modeled probability of achieving the performance goals and included assumptions related to expected price volatility and the risk free interest rate.

Non-PEO NEO Average Total Compensation Amount	$ 2,435,185	$ 2,678,633	$ 4,949,709	$ 4,339,194
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,749,754	5,707,378	3,779,743	3,744,156
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2023 compensation actually paid:

Average Non-PEO NEOs
2023
Average "Total" as reported in the (SCT)	2,435,185
Less, average change in actuarial present value of accumulated benefits under defined benefit plans	(11,745)
Less, average fair value of equity awards granted during the year as reported in the "Share Awards" column in the SCT	(1,283,755)
Plus, average fair value at year-end of equity awards granted in the year	1,273,739
Plus, average change in fair value (whether positive or negative) from prior year-end to vesting date for awards granted in prior years that vested during the year	40,803
Plus, average fair value (whether positive or negative) of equity awards granted and vested in the year	—
Plus average change in fair value (whether positive or negative) from prior year-end to current year-end for awards granted in prior years that were unvested at end of current year(a)	(704,473)
Less, average prior year-end fair value of awards forfeited in year	—
Average Compensation Actually Paid to Non-PEO NEOs	1,749,754
(a)This decrease in fair value primarily relates to a reduction in the probability of achieving a maximum payout with regard to the Share Price PSUs at December 31, 2023 as compared to December 31, 2022. The fair value of those awards was derived at both dates using a Monte Carlo simulation, which reflected a modeled probability of achieving the performance goals and included assumptions related to expected price volatility and the risk free interest rate.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Company Selected Measure (Stock Price)
Total Shareholder Return Amount	$ 289.30	285.30	151.90
Peer Group Total Shareholder Return Amount	168.40	160.70	96.50
Net Income (Loss)	$ 866,800,000	$ 181,800,000	$ (4,487,400,000)	(4,857,600,000)
Company Selected Measure Amount | $ / shares	68.57	67.62	36.00
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements included in our annual report on Form 10-K filed with the SEC for each applicable year. The net loss reported for 2021 is comprised of a loss of $23.6 million for the eight months ended December 31, 2021 successor period and a loss of $4,463.8 million for the four months ended April 30, 2021 predecessor period. In our 2023 proxy statement, we inadvertently disclosed net income (loss) attributable to Valaris in lieu of net income (loss) in this column. We have adjusted the net income values shown above to reflect our net income (loss) for such years.

Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA•Operating Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative ROCE
Measure:: 4
Pay vs Performance Disclosure
Name	Personal and process safety
Measure:: 5
Pay vs Performance Disclosure
Name	Downtime performance
Measure:: 6
Pay vs Performance Disclosure
Name	Spill prevention
Anton Dibowitz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,287,972	$ 2,312,047	$ 15,419,099	0
PEO Actually Paid Compensation Amount	$ 1,905,370	29,557,102	18,405,019	0
PEO Name	Anton Dibowitz
Tom Burke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	18,487,913	7,567,090
PEO Actually Paid Compensation Amount	0	$ 0	$ 7,600,866	$ 2,677,182
PEO | Anton Dibowitz [Member] | Fair Value of Equity Awards As of Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,314,482)
PEO | Anton Dibowitz [Member] | Fair Value of Equity Awards As of Year End Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,263,773
PEO | Anton Dibowitz [Member] | Changes in Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,675
PEO | Anton Dibowitz [Member] | Changes in Fair Value of Awards Granted and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,453,568)
PEO | Anton Dibowitz [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value of Equity Awards As of Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,283,755)
Non-PEO NEO | Fair Value of Equity Awards As of Year End Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,273,739
Non-PEO NEO | Changes in Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,803
Non-PEO NEO | Changes in Fair Value of Awards Granted and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(704,473)
Non-PEO NEO | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Actuarial Present Value of Accumulated Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,745)
Non-PEO NEO | Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0